Investment funds (Tables)	12 Months Ended
Dec. 31, 2014
Investment Income, Net [Abstract]
Investment Holdings, Schedule of Investments [Table Text Block]
The following table summarizes the balances of investments in investment funds:

	December 31,
	2014	2013
Alpha4X Feeder Fund	52,472	113,069
Alpha4X Latam Fundo de Investimento Multimercado	5,102	5,592
	57,574	118,661